Prepaid expenses and accrued income (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
	For the Years Ended December 31,
in CHF thousands	2017	2016
Prepaid expenses	1,440	1,278
Accrued income	2,799	889
Total	4,239	2,167